Other income/(expenses)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other income/(expenses)
6.	Other income/(expenses)

(in €‘000)	2021	2020	2019
Government grants	2,037	2,302	2,495
Income from sale of HBE certificates	5,403	2,396	1,174
Net gain/(loss) on disposal of property, plant and equipment	(210)	7	(194)
Sublease rental income	200	—	—
Fair value gains/(losses) on derivatives (purchase options)	2,900	—	—
Other items	523	724	—
Total	10,853	5,429	3,475
Government grants
Government grants that relate to an expense item, are recognized as income on a systematic basis over the periods that the related costs, which the grants are intended to compensate, are expensed.
Income from sale of HBE certificates
The Group sells HBE certificates to companies that are required to compensate their use of non-green
energy through a brokerage. These certificates are issued by the government and therefore IAS 20
Accounting for government grants and disclosure of government assistance is applicable.
For the year ended December 31, 2021, income from the sale of HBE certificates includes a fair value gain on initial recognition of €5,483 thousand (2020: €2,136 thousand, 2019: €1,119 thousand) and a loss on the subsequent sale of €80 thousand (2020: gain of €260 thousand, 2019: gain of €55 thousand).
Fair value gains/(losses) on derivatives (purchase options)
Refer to Note 18 for details on the Group’s purchase options.
Sublease rental income
Refer to Note 16.2 for details on the Group’s subleases.